Note 20 - Other Non-operating Expenses	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of other non-operating expense [text block]

20. Other non-operating expenses

	2021	2020
Kumtor Mine litigation and related costs(1)	$27,547	$—
Other	(4,054)	6,247
Other non-operating expenses	$23,493	$6,247

(1)

Primarily includes legal fees related to the Company’s international arbitration claim against the Kyrgyz Republic, negotiations with the government of Kyrgyz Republic and the filing for protection under Chapter 11 under the Federal US Bankruptcy Code by KGC and KOC, and related consulting costs.